Income Taxes - Reconciliation of Expected Income Tax Expense at Federal Statutory Rate of 21 Percent to Company's Applicable Income Tax Expense (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Tax at statutory rate	$ 2,135	$ 1,271	$ 1,805
State income tax, at statutory rates, net of federal tax benefit	439	240	355
Tax credits and benefits, net of related expenses	(331)	(370)	(424)
Tax-exempt income	(114)	(117)	(120)
Nondeductible legal and regulatory expenses	24	29	23
Other items	28	13	9
Applicable income taxes	$ 2,181	$ 1,066	$ 1,648